UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:                |X|; Amendment Number: 2

This  Amendment  (Check  only  one):    |X|  is a restatement
                                        |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California     December 3, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $78,600

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number         Name

    1.       028-12522                    Peninsula Master Fund, Ltd.

                                                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4            COLUMN 5  COLUMN 6       COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION      MNGRS    SOLE    SHARED NONE
AGNICO EAGLE MINES LTD         COM              008474108   3,552      50,000 SH        SHARED-DEFINED     1         50,000
ALCATEL-LUCENT                 SPONSORED ADR    013904305     610     180,603 SH        SHARED-DEFINED     1        180,603
AMTECH SYS INC                 COM PAR $0.01N   032332504     539      30,000 SH        SHARED-DEFINED     1         30,000
ATMEL CORP                     COM              049513104     677      85,000 SH        SHARED-DEFINED     1         85,000
BARRICK GOLD CORP              COM              067901108   2,315      50,000 SH        SHARED-DEFINED     1         50,000
BIG 5 SPORTING GOODS CORP      COM              08915P101     470      35,000 SH        SHARED-DEFINED     1         35,000
CLEAN ENERGY FUELS CORP        COM              184499101     711      50,000 SH        SHARED-DEFINED     1         50,000
COMPLETE PRODUCTION SERVICES   COM              20453E109   1,023      50,000 SH        SHARED-DEFINED     1         50,000
ELOYALTY CORP                  COM NEW          290151307   5,230     747,207 SH        SHARED-DEFINED     1        747,207
ELOYALTY CORP                  COM NEW          290151307   1,404     200,601 SH        SOLE            NONE        200,601
ENSCO PLC                      SPONSORED ADR    29358Q109   1,118      25,000 SH        SHARED-DEFINED     1         25,000
EVOLUTION PETROLEUM CORP       COM              30049A107  12,740   2,119,790 SH        SHARED-DEFINED     1      2,119,790
GLOBE SPECIALTY METALS INC     COM              37954N206     562      40,000 SH        SHARED-DEFINED     1         40,000
GT SOLAR INTL INC              COM              3623E0209     419      50,000 SH        SHARED-DEFINED     1         50,000
INFINERA CORPORATION           COM              45667G103   1,751     150,000 SH        SHARED-DEFINED     1        150,000
INTEGRATED DEVICE TECHNOLOGY   COM              458118106   5,996   1,025,000 SH        SHARED-DEFINED     1      1,025,000
INTEGRATED SILICON SOLUTION    COM              45812P107   2,282     265,000 SH        SHARED-DEFINED     1        265,000
INTUIT                         COM              461202103     876      20,000 SH        SHARED-DEFINED     1         20,000
IXIA                           COM              45071R109     496      40,000 SH        SHARED-DEFINED     1         40,000
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107     327      35,000 SH        SHARED-DEFINED     1         35,000
LIMELIGHT NETWORKS INC         COM              53261M104   7,068   1,200,000 SH        SHARED-DEFINED     1      1,200,000
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     876      50,000 SH        SHARED-DEFINED     1         50,000
MICRON TECHNOLOGY INC          COM              595112103     180      25,000 SH        SHARED-DEFINED     1         25,000
NEWMONT MINING CORP            COM              651639106   4,711      75,000 SH        SHARED-DEFINED     1         75,000
NEWPARK RES INC                COM PAR $.01NEW  651718504     420      50,000 SH        SHARED-DEFINED     1         50,000
NORTHERN OIL & GAS INC NEV     COM              665531109   1,694     100,000 SH        SHARED-DEFINED     1        100,000
NOVATEL WIRELESS INC           COM NEW          66987M604     788     100,000 SH        SHARED-DEFINED     1        100,000
OCLARO INC                     COM NEW          67555N206     801      50,000 SH        SHARED-DEFINED     1         50,000
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     792      40,000 SH        SHARED-DEFINED     1         40,000
PANERA BREAD CO                CL A             69840W108     354       4,000 SH        SHARED-DEFINED     1          4,000
PLX TECHNOLOGY INC             COM              693417107   1,991     550,000 SH        SOLE            NONE        550,000
POWERWAVE TECHNOLOGIES INC     COM              739363109   2,002   1,100,000 SH        SHARED-DEFINED     1      1,100,000
ROVI CORP                      COM              779376102   2,773      55,000 SH        SHARED-DEFINED     1         55,000
SOUTHWESTERN ENERGY CO         COM              845467109   5,016     150,000 SH        SHARED-DEFINED     1        150,000
STEC INC                       COM              784774101     934      75,000 SH        SHARED-DEFINED     1         75,000
SUNPOWER CORP                  COM CL A         867652109     792      55,000 SH        SHARED-DEFINED     1         55,000
ULTRA PETROLEUM CORP           COM              903914109     781      18,600 SH        SHARED-DEFINED     1         18,600
ULTRATECH INC                  COM              904034105   2,394     140,000 SH        SHARED-DEFINED     1        140,000
YAMANA GOLD INC                COM              98462Y100   1,140     100,000 SH        SHARED-DEFINED     1        100,000



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